Taxes (Details 3) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Temporary Differences	$ 92,018,000	$ 45,079,000
Non-capital losses [member]
Temporary Differences	91,799,000	44,744,000
Property, plant and equipment [member]
Temporary Differences	217,000	208,000
Capital losses [member]
Temporary Differences	$ 2,000	$ 127,000